Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Transactions [Abstract]
Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors

The following amounts disclosed in the table are recognized as an expense or as a equity reduction during the reporting period related to officers and directors of the Company:

	Year ended December 31,
	2025	2024
Short-term employee benefits	$25,596	$5,323
Share-based compensation	7,396	7,031
	$32,992	$12,354